S000031366 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	94 Months Ended	120 Months Ended	133 Months Ended	171 Months Ended	294 Months Ended	460 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Minnesota Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	0.72%	0.77%		1.90%
Bloomberg Municipal Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	1.05%	0.99%		2.25%
C000097521 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	(0.42%)	(0.51%)		1.34%
Performance Inception Date								Aug. 18, 1986
C000097521 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.42%)	(0.53%)		1.32%
Performance Inception Date								Aug. 18, 1986
C000097521 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	1.01%	0.21%		1.67%
Performance Inception Date								Aug. 18, 1986
C000097523 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.91%	(0.66%)		0.88%
Performance Inception Date							Jun. 26, 2000
C000097524 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.98%	0.33%		1.89%
Performance Inception Date						Sep. 27, 2010
C000136871 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.98%	0.32%		1.88%
Performance Inception Date					Dec. 11, 2013
C000177153 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.03%	0.37%		1.87%
Performance Inception Date			Mar. 01, 2017